Seasonality	6 Months Ended
Jun. 30, 2018
Disclosure of seasonality [Abstract]
Seasonality
Note 4 - Seasonality

Solar power production has a seasonal cycle due to its dependency on the direct and indirect sunlight and the effect the amount of sunlight has on the output of energy produced. Thus, low radiation levels during the winter months decrease power production.